Condensed Interim Consolidated Statements of Earnings (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Condensed Interim Consolidated Statements of Earnings (Unaudited)
Revenue	$ 17,133	$ 10,274	$ 43,320	$ 33,060
Direct manufacturing costs	11,856	6,815	29,962	22,347
Gross margin	5,277	3,459	13,358	10,713
Expenses
Research and development	1,169	1,037	3,223	2,643
Government assistance	(1)	(34)	(85)	(121)
Sales and marketing	582	934	1,866	2,372
General and administrative	634	928	2,907	3,237
Stock based compensation	543	820	1,246	1,669
Depreciation and amortization	388	358	1,033	894
Total operating expenses	3,315	4,043	10,190	10,694
Income (loss) from operations	1,962	(584)	3,168	19
Net finance charges	591	356	1,925	1,910
Foreign exchange loss (gain) and interest income	464	(616)	(72)	(520)
Net income (loss) for the period	$ 907	$ (324)	$ 1,315	$ (1,371)
Basic income (loss) per share	$ 0.02	$ (0.01)	$ 0.03	$ (0.04)
Diluted income (loss) per share	$ 0.02	$ (0.01)	$ 0.03	$ (0.04)
Weighted average number of shares
Outstanding, basic and fully diluted	40,100,715	34,134,165	37,509,735	33,926,815